Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Schedule of pro forma results

Year ended
December 31,
2018
Revenues	$149,445
Net loss	(40,186)
Net loss per share, basic and diluted	$(0.39)

ZuluDesk B.V
Business Acquisition [Line Items]
Schedule of assets acquired and liabilities assumed at the date of acquisition

Assets acquired:
Cash	$3,325
Other current assets	1,306
Long‑term assets	154
Liabilities assumed:
Accounts payable and accrued liabilities	(419)
Deferred revenue	(3,050)
Deferred tax liability	(2,996)
Intangible assets acquired	12,310
Goodwill	28,000
Total purchase consideration	$38,630

($000's)
Assets acquired:
Cash	$3,325
Other current assets	1,306
Long‑term assets	154
Liabilities assumed:
Accounts payable and accrued liabilities	(419)
Deferred revenue	(3,050)
Deferred tax liability	(2,996)
Intangible assets acquired	12,310
Goodwill	28,000
Total purchase consideration	$38,630

Digita Security LLC
Business Acquisition [Line Items]
Schedule of assets acquired and liabilities assumed at the date of acquisition

Assets acquired:
Cash	$512
Other current assets	1
Long‑term assets	12
Liabilities assumed:
Accounts payable and accrued liabilities	(119)
Intangible assets acquired	3,300
Goodwill	10,673
Total purchase consideration	$14,379

($000's)
Assets acquired:
Cash	$512
Other current assets	1
Long‑term assets	12
Liabilities assumed:
Accounts payable and accrued liabilities	(119)
Intangible assets acquired	3,300
Goodwill	10,673
Total purchase consideration	$14,379

Orchard & Grove, Inc. [Member]
Business Acquisition [Line Items]
Schedule of assets acquired and liabilities assumed at the date of acquisition

($000’s)
Assets acquired:
Cash	$138
Other current assets	71
Long-term assets	10
Liabilities assumed:
Accounts payable and accrued liabilities	(73)
Deferred revenue	(138)
Deferred tax liability	(356)
Intangible assets acquired	1,580
Goodwill	835
Total purchase consideration	$2,067